Assets pledged and collateral	6 Months Ended
Jun. 30, 2016
Assets pledged and collateral
29 Assets pledged and collateral
> Refer to “Note 30 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q16 and to ”Note 35 – Assets pledged and collateral” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2015 for further information.
Assets pledged
end of	6M16	2015
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	111,200	130,983
of which encumbered	80,600	91,278
Collateral
end of	6M16	2015
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	386,480	422,659
of which sold or repledged	184,548	186,298